Note 9 - Goodwill (Detail) (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012
Payments for Previous Acquisition	$ 590,000
Global Freight Exchange Limited [Member]
Goodwill, Purchase Accounting Adjustments		800,000
Payments for Previous Acquisition	$ 600,000